Shareholder Fees {- Fidelity Freedom Index Income Fund}	May 29, 2021 USD ($)
03.31 Fidelity Freedom Index Funds - Investor PRO-10 | Fidelity Freedom Index Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none